CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues, net	$ 6,454,402,000	$ 4,345,939,000	$ 4,166,799,000
Cost of sales	(6,105,271,000)	(4,012,348,000)	(3,864,313,000)
Gross profit	349,131,000	333,591,000	302,486,000
Selling, marketing, general and administrative expenses	(349,769,000)	(264,844,000)	(253,959,000)
Merger, transaction and other related costs	(30,072,000)	(396,000)	(198,000)
Gain (loss) on disposal of businesses	11,000	0	(749,000)
Impairment of property, plant and equipment	0	(1,210,000)	0
Gain on asset sales	581,000	0	0
Operating income (loss)	(30,118,000)	67,141,000	47,580,000
Other income (expense), net	8,658,000	(119,000)	4,141,000
Interest income	3,938,000	2,604,000	3,077,000
Interest expense	(27,030,000)	(10,523,000)	(12,042,000)
Income (loss) before income taxes and equity earnings	(44,552,000)	59,103,000	42,756,000
Income tax expense	13,333,000	(18,130,000)	(10,312,000)
Share of net income	48,027,000	30,279,000	36,943,000
Net income	16,808,000	71,252,000	69,387,000
Less: Net income attributable to noncontrolling interests	(24,027,000)	(18,764,000)	(14,327,000)
Net income (loss) attributable to Dole plc	$ (7,219,000)	$ 52,488,000	$ 55,060,000
Net income per share attributable to Dole plc - Basic (in USD per share)	$ (0.10)	$ 0.95	$ 0.99
Net income per share attributable to Dole plc - Diluted (in USD per share)	$ (0.10)	$ 0.94	$ 0.99
Weighted average shares outstanding - Basic (in shares)	72,190	55,509	55,497
Weighted average shares outstanding - Diluted (in shares)	72,190	55,592	55,614